STOCK BASED COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity [Abstract]
STOCK BASED COMPENSATION

NOTE 8 – STOCK-BASED COMPENSATION

During the three months ended March 31, 2023, we granted the following option awards, all of which had an exercise price of $1.275 per share, and expire on January 13, 2028:

●	Options to purchase an aggregate of 330,000 shares of common stock were issued to the Company’s officers and management, of which 1/3 vested immediately, 1/3 shall vest on January 13, 2024, and the remaining 1/3 shall vest on January 13, 2025.

●	Options to purchase an aggregate of 75,000 shares of common stock were issued to non-management directors, which vest evenly over three years, whereby 1/3 shall vest on each of January 13, 2024, January 13, 2025, and January 13, 2026.

●	Options to purchase an aggregate of 162,000 shares of common stock were issued to certain employees and consultants, which vest evenly over three years, whereby 1/3 shall vest on each of January 13, 2024, January 13, 2025, and January 13, 2026.

●	Options to purchase an aggregate of 75,000 shares of common stock were issued an employee, which vest evenly over three years, whereby 1/6 of the options shall vest every six months.

●	Options to purchase an aggregate of 6,000 shares of common stock were issued to a consultant, which vested immediately.

Details of the number of share options and the weighted average exercise price outstanding as of and during the three months ended March 31, 2023 are as follows:

	Av. Exercise price per share $	Options (Number)
As at January 1, 2023	2.61	2,332,500
Granted	1.28	648,000
Exercised	-	-
Forfeited	-	-
As at March 31, 2023	2.32	2,980,500
Exercisable as at March 31, 2023	2.16	1,339,154

As of March 31, 2023, the weighted average remaining contractual life of options was 2.16 years for outstanding options, and 1.80 years for exercisable options.

As of March 31, 2023, unrecognized stock option expense of $1,627,154 remains to be recognized over next 3.29 years.

NOTE 9 – STOCK BASED COMPENSATION

On July 1, 2021, an Equity Incentive Plan was approved, allowing for total of 20% of our issued and outstanding common stock immediately after the consummation of the initial public offering, less the number of outstanding option grants, or 1,124,043, of total issued shares to be available for the grant of awards under the Plan. 1,685,000 option awards were granted by the Company prior to the approval of the Plan, while 647,500 option awards were granted subject to the Plan.

During the year ended December 31, 2021, the Company, granted 1,687,500 option awards, of which 1,347,500 vest rateably over time and 340,000 vest based on certain performance conditions. There were no option awards granted during the year ended December 31, 2022.

The fair value of options granted is calculated using the Black-Scholes-Merton option pricing model. The underlying assumptions used in the option pricing model for stock option awards granted in 2021 were as follows:

Attribute
Share price at date of grant	$1.00 - $5.00
Options life in years	2 - 3
Risk free rate	0.16% - 0.44%
Expected volatility	121% - 151%
Expected dividend yield	0
Grant date fair value of options	$0.71 - $3.46

The weighted average grant date fair value of options outstanding as of December 31, 2022 and 2021 was $1.84.

Details of the number of share options and the weighted average exercise price outstanding as of and during the years ended December 31, 2022 and 2021 are as follows:

	Av. Exercise
	price per share	Options
	$	(Number)
As at January 1, 2021	1.00	645,000
Granted	3.23	1,687,500
Exercised	-	-
Forfeited	-	-
As at December 31, 2021	2.61	2,332,500
Exercisable as at December 31, 2021	1.87	395,269

As at January 1, 2022	2.61	2,332,500
Granted	-	-
Exercised	-	-
Forfeited	-	-
As at December 31, 2022	2.61	2,332,500
Exercisable as at December 31, 2022	2.18	1,198,577

As of December 31, 2022, the weighted average remaining contractual life of options was 1.68 years for outstanding options, and 1.79 years for exercisable options.

As of December 31, 2022, unrecognized stock option expense of $1,409,958 remains to be recognized over next 1.41 years.